Goodwill and Other Intangible Assets - Schedule of Estimated Future Amortization (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
2016	$ 174,424
2017	172,482
2018	173,426
2019	178,149
2020	178,149
Thereafter	2,961,031
Finite-lived intangible assets, net	$ 3,837,661	$ 4,034,635